Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property, plant and equipment	¥ 4,292,946		¥ 3,643,002
Current portion of deferred revenue/income	3,146,943		3,156,430
Payables for marketing events	1,937,905		1,962,341
Salaries and benefits payable	1,876,515		2,082,972
Payable for R&D expenses	1,473,761		1,924,269
Advance from customers	1,135,508		918,465
Current portion of warranty liabilities	856,664		652,633
Accrued costs of loss on purchase commitments	575,709		336,656
Accrued expenses	276,938		418,760
Current portion of finance lease liabilities	263,203		13,498
Current portion of deferred profit	115,114
Interest payables	74,243		86,474
Current portion of payable to BaaS users	21,792		249,917
Other payables	648,803		595,662
Total	16,696,044	$ 2,387,502	¥ 16,041,079
Payments to BaaS users	¥ 972,984